Land use right, net (Tables)	12 Months Ended
Sep. 30, 2024
Land use right, net
Schedule of right to use land
	September 30,	September 30,
	2024	2023

Land use right	$6,598,974	$6,887,433
Less: accumulated amortization	(393,665)	(233,767)
Land use right, net	$6,205,309	$6,653,666

Schedule of future amortization expenses
Amortization
expense
Fiscal 2025	$205,390
Fiscal 2026	205,390
Fiscal 2027	205,390
Fiscal 2028	205,390
Fiscal 2029	205,390
Thereafter	5,178,358
Total	$6,205,309